Derivatives (Tables)	12 Months Ended
Dec. 31, 2024
Derivatives [Abstract]
Schedule of the Group’s Open Positions

A summary of the Group’s open positions at December 31, 2023 is as follows:

Description	Fair Value of Asset	Fair Value of Liability	Net Amount
OTC stock option contracts	$1,801,095	$(3,009,166)	$(1,208,071)
	$1,801,095	$(3,009,166)	$(1,208,071)